UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04318
The
American Funds Income Series
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class A | AMUSX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%

Management's discussion of fund performance
The fund’s Class A shares gained 6.21% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average
annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class A (with sales charge) *	2.27%	(0.49) %	0.80%
U.S. Government Securities Fund — Class A (without sales charge) *	6.21%	0.28%	1.19%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class C |
UGSCX
 for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 143	1.39%

Management's discussion of fund performance
The fund’s Class C shares gained 5.46% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual
total
returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class C (with sales charge) *	4.46%	(0.42) %	0.59%
U.S. Government Securities Fund — Class C (without sales charge) *	5.46%	(0.42) %	0.59%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class T | TUSGX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 36	0.35%

Management's discussion of fund performance
The fund’s Class T shares gained 6.53% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class T (with sales charge) 2	3.84%	0.07%	1.03%
U.S. Government Securities Fund — Class T (without sales charge) 2	6.53%	0.58%	1.38%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	6.56%	(0.41) %	1.03%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class F-1 | UGSFX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 71	0.69%

Management's discussion of fund performance
The fund’s Class F-1 shares gained 6.19% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class F-1 *	6.19%	0.27%	1.19%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class F-2 | GVTFX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 37	0.36%

Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.63% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class F-2 *	6.63%	0.59%	1.48%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class F-3 | USGFX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 26	0.25%

Management's discussion of fund performance
The fund’s Class F-3 shares gained 6.74% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class F-3 2	6.74%	0.69%	1.56%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.58%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	6.56%	(0.41) %	1.11%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)

*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-A | CGTAX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 70	0.68%

Management's discussion of fund performance
The fund’s Class 529-A shares gained 6.20% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-A (with sales charge) *	2.51%	(0.44) %	0.80%
U.S. Government Securities Fund — Class 529-A (without sales charge) *	6.20%	0.27%	1.16%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-C | CGTCX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 146	1.42%

Management's discussion of fund performance
The fund’s Class 529-C shares gained 5.43% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-C (with sales charge) *	4.43%	(0.47) %	0.78%
U.S. Government Securities Fund — Class 529-C (without sales charge) *	5.43%	(0.47) %	0.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-E | CGTEX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 90	0.87%

Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.08% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-E *	6.08%	0.07%	0.94%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-T | TSUGX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 47	0.46%

Management's discussion of fund performance
The fund’s Class 529-T shares gained 6.52% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class 529-T (with sales charge) 2	3.82%	0.01%	0.97%
U.S. Government Securities Fund — Class 529-T (without sales charge) 2	6.52%	0.52%	1.31%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	6.56%	(0.41) %	1.03%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-F-1 | CGTFX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.48%

Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 6.40% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-F-1 *	6.40%	0.47%	1.37%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table
do n
ot reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-F-2 | FSUGX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 40	0.39%

Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 6.59% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	Since inception 1
U.S. Government Securities Fund — Class 529-F-2 2	6.59%	(1.42) %
Bloomberg U.S. Aggregate Index 3	7.30%	(1.54) %
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	6.56%	(1.89) %
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2024 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at (800) 421-4225.
The total annual operating expense ratio after expense waiver for Class 529-F-2 shares increased from 0.33% to 0.39% during the reporting period.

The increase was primarily due to an increase in transfer agent fees driven by changes in net assets and the number of shareholder accounts served.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-F-3 | FSUUX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 30	0.29%

Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 6.69% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	Since inception 1
U.S. Government Securities Fund — Class 529-F-3 2	6.69%	(1.35) %
Bloomberg U.S. Aggregate Index 3	7.30%	(1.54) %
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	6.56%	(1.89) %
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-1 | RGVAX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 137	1.33%

Management's discussion of fund performance
The fund’s Class R-1 shares gained 5.52% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and cap
ital g
ains.
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-1 *	5.52%	(0.40) %	0.47%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availabilit
y of
additional infor
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-2 | RGVBX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 137	1.33%

Management's discussion of fund performance
The fund’s Class R-2 shares gained 5.61% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-2 *	5.61%	(0.38) %	0.48%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital
Group
at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-2E | RGEVX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 109	1.06%

Management's discussion of fund performance
The fund’s Class R-2E shares gained 5.80% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-2E *	5.80%	(0.12) %	0.84%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table
do
not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-3 | RGVCX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 93	0.90%

Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.06% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-3 *	6.06%	0.04%	0.91%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-4 | RGVEX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 62	0.60%

Management's discussion of fund performance
The fund’s Class R-4 shares gained 6.37% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-4 *	6.37%	0.35%	1.24%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-5E | RGVJX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 41	0.40%

Management's discussion of fund performance
The fund’s Class R-5E shares gained 6.49% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class R-5E 2	6.49%	0.54%	1.36%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.66%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	6.56%	(0.41) %	1.11%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-5 | RGVFX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 31	0.30%

Management's discussion of fund performance
The fund’s Class R-5 shares gained 6.68% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-5 *	6.68%	0.64%	1.54%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-022-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-6 | RGVGX
for the year ended August 31, 2024
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 26	0.25%

Management's discussion of fund performance
The fund’s Class R-6 shares gained 6.65% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-6 *	6.65%	0.68%	1.58%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-022-1024 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2024	221,000	3,000	9,000	None
August 31, 2023	101,000	4,000	9,000	None
Adviser and Affiliates2
August 31, 2024	Not Applicable	2,489,000	None	11,000
August 31, 2023	Not Applicable	1,937,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
August 31, 2024	2,513,000
August 31, 2023	1,950,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

U.S. Government Securities Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2024
Lit. No. MFGEFP4-022-1024 © 2024 Capital Group. All rights reserved.

Investment portfolio August 31, 2024

Bonds, notes & other debt instruments 94.34%		Principal amount (000)	Value (000)
Mortgage-backed obligations 56.73%
Federal agency mortgage-backed obligations 56.66%
	Fannie Mae Pool #256708 6.50% 3/1/2027[1]	USD4	$4
	Fannie Mae Pool #256993 6.50% 11/1/2027[1]	44	45
	Fannie Mae Pool #257055 6.50% 12/1/2027[1]	90	92
	Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	9	10
	Fannie Mae Pool #AD0329 6.50% 9/1/2028[1]	4	4
	Fannie Mae Pool #AL5156 6.50% 2/1/2029[1]	160	165
	Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	76	74
	Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	100	98
	Fannie Mae Pool #735571 8.00% 11/1/2031[1]	20	20
	Fannie Mae Pool #555254 6.50% 1/1/2033[1]	— [2]	— [2]
	Fannie Mae Pool #CA1442 3.00% 3/1/2033[1]	341	328
	Fannie Mae Pool #BJ5302 3.00% 3/1/2033[1]	259	249
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	2	2
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[1]	5	5
	Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	3,418	3,203
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	13	13
	Fannie Mae Pool #AS6870 4.00% 3/1/2036[1]	1,475	1,454
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	3,203	3,168
	Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	2,666	2,639
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	2,752	2,723
	Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	5,453	5,396
	Fannie Mae Pool #898565 6.50% 10/1/2036[1]	— [2]	— [2]
	Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	297	294
	Fannie Mae Pool #MA2856 4.00% 12/1/2036[1]	7	7
	Fannie Mae Pool #888372 6.50% 4/1/2037[1]	11	12
	Fannie Mae Pool #256810 6.50% 7/1/2037[1]	24	25
	Fannie Mae Pool #256828 7.00% 7/1/2037[1]	13	13
	Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	2,532	2,506
	Fannie Mae Pool #256860 6.50% 8/1/2037[1]	33	35
	Fannie Mae Pool #888873 6.50% 8/1/2037[1]	— [2]	— [2]
	Fannie Mae Pool #947337 6.50% 10/1/2037[1]	— [2]	— [2]
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	37	39
	Fannie Mae Pool #954832 6.50% 1/1/2038[1]	1	1
	Fannie Mae Pool #970343 6.00% 2/1/2038[1]	30	30
	Fannie Mae Pool #889388 7.00% 3/1/2038[1]	109	113
	Fannie Mae Pool #AL1308 6.50% 5/1/2039[1]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	84	86
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	30	31
	Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	2,605	2,270
	Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	2,930	2,549
	Fannie Mae Pool #AH0351 4.50% 2/1/2041[1]	185	185
	Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	27,616	23,917
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	522	534
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	271	278
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	138	141
	Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	13,241	11,461
	Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	5,076	4,391
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	1,794	1,552
	Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	98,569	85,226
	Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	8,934	7,750
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	243	249
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	221	216
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	146	150
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	58	59
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	45,272	39,017
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	37	38
	Fannie Mae Pool #AJ9327 3.50% 1/1/2042[1]	21	20
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	16,019	13,832
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	9,103	7,858
	Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	2,911	2,513
	Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	237	224
	Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	119	112
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	42	40

1	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	USD58	$55
	Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	6,975	6,398
	Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,091	1,030
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	253	238
	Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	148	139
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	68	64
	Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	325	305
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	622	582
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	121,431	113,681
	Fannie Mae Pool #AY3880 4.00% 11/1/2045[1]	71	69
	Fannie Mae Pool #BC3465 4.00% 2/1/2046[1]	6	6
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	120	110
	Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]	5,775	5,252
	Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	341	318
	Fannie Mae Pool #AS8804 3.50% 2/1/2047[1]	9,614	8,982
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	124	113
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	512	478
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	140	132
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	78	74
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	66	62
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	24	23
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	49	48
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	8,037	7,500
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,139	1,103
	Fannie Mae Pool #BJ4342 4.00% 1/1/2048[1]	130	124
	Fannie Mae Pool #BJ6169 4.00% 1/1/2048[1]	37	36
	Fannie Mae Pool #BJ8318 4.50% 1/1/2048[1]	168	166
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	384	359
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	690	668
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	940	910
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	249	241
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	102	102
	Fannie Mae Pool #BN1172 4.50% 11/1/2048[1]	141	139
	Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	1,590	1,545
	Fannie Mae Pool #FM2656 3.50% 1/1/2049[1]	2,002	1,870
	Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	2,979	3,080
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	31,202	29,222
	Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	9,812	9,156
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	4,009	3,765
	Fannie Mae Pool #FM1220 3.50% 7/1/2049[1]	2,709	2,528
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,026	958
	Fannie Mae Pool #FM1505 3.00% 9/1/2049[1]	9,720	8,786
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	5,272	4,951
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	2,919	2,725
	Fannie Mae Pool #BO2890 3.00% 11/1/2049[1]	2,150	1,943
	Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	9,684	8,776
	Fannie Mae Pool #FM2389 3.50% 2/1/2050[1]	1,730	1,619
	Fannie Mae Pool #FM2822 3.00% 3/1/2050[1]	6,466	5,842
	Fannie Mae Pool #FM2777 3.00% 3/1/2050[1]	3,063	2,764
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	2,079	1,806
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	9,656	8,388
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	4	3
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	366	330
	Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]	4,088	3,410
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	2,035	1,768
	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	22,738	19,810
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	2,465	2,035
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	955	787
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	8,950	7,787
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	9,971	8,326
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	6,847	5,628
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	116	96
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	29,817	27,018
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	69	56
	Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	5,488	4,731
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	2,669	2,414
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	163	134

U.S. Government Securities Fund	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	USD18,285	$15,730
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	2,046	1,774
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	306	276
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	7,574	6,525
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	3,816	3,133
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	539	448
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	12,840	11,169
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	6,071	5,294
	Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	18,319	16,520
	Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	13,482	12,095
	Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	5,789	5,203
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	1,711	1,404
	Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	38,576	33,789
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	13,354	11,549
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	6,590	5,735
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	2,866	2,484
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	1,380	1,194
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	1,087	942
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	1,068	929
	Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]	39,446	35,636
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	9,032	8,178
	Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,679	1,512
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	18,938	16,985
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	7,545	6,186
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	7,083	5,847
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	4,871	3,993
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	2,146	1,857
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	5,471	4,931
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,787	1,468
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,758	1,442
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,738	1,427
	Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	7,816	6,415
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	1,376	1,128
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	1,311	1,075
	Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	35,159	33,418
	Fannie Mae Pool #BW3570 4.00% 6/1/2052[1]	112	106
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	2,739	2,246
	Fannie Mae Pool #CB4118 4.00% 7/1/2052[1]	298	283
	Fannie Mae Pool #CB4020 4.00% 7/1/2052[1]	40	38
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	4,527	4,505
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	75,449	71,627
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	8,868	8,629
	Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	6,152	6,008
	Fannie Mae Pool #BV0952 4.50% 9/1/2052[1]	1,188	1,157
	Fannie Mae Pool #CB4818 4.00% 10/1/2052[1]	5,470	5,191
	Fannie Mae Pool #FS3393 4.00% 10/1/2052[1]	149	142
	Fannie Mae Pool #MA4783 4.00% 10/1/2052[1]	105	99
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	7,586	7,390
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	9,018	9,107
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	8,094	8,174
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	241	249
	Fannie Mae Pool #FS5635 4.00% 11/1/2052[1]	103	98
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	41,754	40,681
	Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	3,485	3,393
	Fannie Mae Pool #BW1403 5.00% 12/1/2052[1]	62,427	62,033
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	293	291
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	12,986	13,113
	Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]	811	819
	Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	447	456
	Fannie Mae Pool #BX1070 6.00% 12/1/2052[1]	90	92
	Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	41,875	39,802
	Fannie Mae Pool #FS5675 4.50% 1/1/2053[1]	26,502	25,816
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	5,794	5,644
	Fannie Mae Pool #BT8034 4.50% 1/1/2053[1]	148	144
	Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	60,891	62,103
	Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	13,680	13,978
	Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	912	931

3	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB5545 6.50% 1/1/2053[1]	USD2,585	$2,678
	Fannie Mae Pool #MA4917 4.50% 2/1/2053[1]	1,197	1,165
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	17,010	17,143
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	10,104	10,486
	Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	3,506	3,575
	Fannie Mae Pool #BX7703 6.50% 2/1/2053[1]	5,268	5,438
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	283	282
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	5,851	5,914
	Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]	5,820	5,882
	Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	4,083	4,121
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	487	491
	Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]	432	436
	Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	11,058	11,294
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	8,571	8,754
	Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	5,823	5,945
	Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	2,849	2,905
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	1,096	1,067
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	312	310
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	38,945	39,241
	Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]	6,914	6,977
	Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	6,254	6,314
	Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]	1,611	1,625
	Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	18,704	19,067
	Fannie Mae Pool #CB6597 6.00% 4/1/2053[1]	8,754	8,973
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	5,278	5,498
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	2,223	2,110
	Fannie Mae Pool #BX9806 5.00% 5/1/2053[1]	39,011	38,753
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	13,797	13,709
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,537	4,511
	Fannie Mae Pool #BY1247 5.00% 5/1/2053[1]	843	838
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	11,435	11,522
	Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]	6,224	6,289
	Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,709	1,724
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	306	308
	Fannie Mae Pool #BY0849 5.50% 5/1/2053[1]	86	87
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	149,772	152,748
	Fannie Mae Pool #BY2260 6.00% 5/1/2053[1]	395	402
	Fannie Mae Pool #BY2061 6.00% 5/1/2053[1]	363	371
	Fannie Mae Pool #FS4736 6.50% 5/1/2053[1]	9,907	10,232
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	27,225	27,049
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	53,336	53,743
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	21,729	21,937
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	72,676	74,153
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	43,060	43,998
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	25,864	26,453
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	19,525	19,942
	Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	7,384	7,542
	Fannie Mae Pool #BY4224 6.00% 6/1/2053[1]	1,060	1,085
	Fannie Mae Pool #BW5303 6.00% 6/1/2053[1]	229	233
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	31,098	32,113
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	10,919	11,271
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	8,048	8,305
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	5,892	4,838
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	38,318	37,283
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	4,207	4,095
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	2,395	2,379
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	138	137
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	99,108	99,819
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	4,515	4,612
	Fannie Mae Pool #FS5517 6.00% 7/1/2053[1]	3,379	3,456
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	427	435
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	6,509	6,334
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	101	102
	Fannie Mae Pool #BY8355 6.00% 8/1/2053[1]	12,467	12,721
	Fannie Mae Pool #BY8293 6.00% 8/1/2053[1]	1,527	1,560
	Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	33,537	34,175
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	14,485	14,756

U.S. Government Securities Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	USD97,498	$100,595
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	11,061	11,268
	Fannie Mae Pool #CB7341 6.00% 10/1/2053[1]	4,736	4,844
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	64,832	64,387
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	3,658	3,684
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	1,140	1,148
	Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	36,765	37,571
	Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	26,005	26,575
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	13,059	13,302
	Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	9,963	10,316
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	2,639	2,657
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	263	265
	Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	10,086	10,273
	Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]	5,809	5,936
	Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	206,299	212,842
	Fannie Mae Pool #MA5263 4.00% 1/1/2054[1]	22,940	21,772
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	22,849	23,348
	Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]	15,537	15,825
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	25,847	26,636
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	21,639	22,363
	Fannie Mae Pool #FS6763 6.50% 1/1/2054[1]	1,262	1,307
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	835	840
	Fannie Mae Pool #CB8003 6.00% 2/1/2054[1]	68,785	70,255
	Fannie Mae Pool #MA5272 6.00% 2/1/2054[1]	34,699	35,341
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	29,112	29,734
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	9,367	9,543
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,906	8,096
	Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]	31,476	32,474
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	28,394	29,294
	Fannie Mae Pool #FS7162 6.50% 2/1/2054[1]	5,445	5,638
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	36,973	38,399
	Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	7,347	6,973
	Fannie Mae Pool #CB8147 5.50% 3/1/2054[1]	34,433	34,794
	Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	18,035	18,224
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	14,709	14,811
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	11,828	11,971
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	32,128	32,789
	Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	28,506	29,157
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	8,690	8,898
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	4,544	4,703
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	34,658	35,022
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	8,615	8,675
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	7,591	7,651
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	20,688	21,518
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	6,365	6,040
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	2,437	2,483
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	42,487	43,528
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	12,835	13,071
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	4,664	4,784
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	3,190	3,255
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	2,605	2,668
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[1]	3,201	3,297
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	3,074	3,184
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[1]	2,950	2,980
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[1]	1,876	1,889
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	74,860	76,234
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	13,705	13,964
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	9,189	9,415
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]	8,750	8,959
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	8,753	8,952
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	8,180	8,331
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	7,042	7,203
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	7,038	7,172
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	6,158	6,308
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	3,262	3,336
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	2,168	2,218
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	64,661	66,603

5	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	USD33,693	$34,881
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	23,561	24,268
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	7,295	7,552
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	4,568	4,733
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	3,132	3,246
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,875	1,941
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	51,092	52,029
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	8,240	8,393
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	5,887	5,995
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	5,186	5,283
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]	5,098	5,193
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	3,476	3,547
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	3,063	3,126
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	2,360	2,416
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	2,030	2,067
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	1,189	1,217
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	939	959
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	865	883
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	35,614	36,683
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	16,495	17,133
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	125	126
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	6,000	6,147
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[1]	12,835	12,215
	Fannie Mae Pool #BF0141 5.50% 9/1/2056[1]	375	391
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	17,053	15,589
	Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	6,717	6,142
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	11,121	10,168
	Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	7,150	6,537
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	23,056	20,014
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	18,883	15,724
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	4,564	4,444
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	5,889	5,339
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]	58	59
	Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 5.743% 7/25/2036[1,3]	212	209
	Fannie Mae, Series 1999-T2, Class A1, 7.50% 1/19/2039[1,3]	72	72
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	25	26
	Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.577% 11/25/2024[1,3]	382	380
	Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[1]	189	165
	Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036[1]	272	240
	Freddie Mac Pool #QS0124 1.50% 11/1/2030[1]	330	309
	Freddie Mac Pool #ZS1044 6.50% 2/1/2036[1]	1	1
	Freddie Mac Pool #ZI5486 6.50% 9/1/2036[1]	2	2
	Freddie Mac Pool #C91909 4.00% 11/1/2036[1]	49	49
	Freddie Mac Pool #1H1354 6.499% 11/1/2036[1,3]	49	50
	Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	2,391	2,077
	Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	980	1,004
	Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	4,237	3,665
	Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	58,187	50,334
	Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	90,663	78,383
	Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	8,217	7,116
	Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	6,508	5,620
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	42,486	36,692
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	8,649	7,466
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	36,949	31,891
	Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	11,290	9,677
	Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	116,533	103,591
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	31	30
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	247	232
	Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	363	342
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	283	266
	Freddie Mac Pool #G61082 3.00% 7/1/2043[1]	3,030	2,786
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,262	1,187
	Freddie Mac Pool #760012 3.122% 4/1/2045[1,3]	725	740
	Freddie Mac Pool #760013 3.153% 4/1/2045[1,3]	401	410
	Freddie Mac Pool #760014 3.106% 8/1/2045[1,3]	575	573

U.S. Government Securities Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	USD7,269	$6,822
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	1,338	1,229
	Freddie Mac Pool #G60744 3.50% 7/1/2046[1]	1,656	1,551
	Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	2,689	2,523
	Freddie Mac Pool #760015 2.795% 1/1/2047[1,3]	1,378	1,331
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	462	428
	Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	579	536
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	688	643
	Freddie Mac Pool #ZT0538 3.50% 3/1/2048[1]	1,431	1,333
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	499	466
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	460	430
	Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	400	374
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	382	357
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	342	320
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	281	262
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	206	194
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	133	125
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	130	122
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	21,861	21,184
	Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	143	133
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	627	607
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	562	545
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	288	279
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	257	241
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	152	142
	Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	113	106
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	940	910
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	276	273
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,195	1,185
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	625	622
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	419	413
	Freddie Mac Pool #ZN4636 3.00% 10/1/2048[1]	8,808	7,983
	Freddie Mac Pool #ZA6700 3.50% 4/1/2049[1]	9,253	8,633
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	1,601	1,495
	Freddie Mac Pool #SD7502 3.50% 7/1/2049[1]	6,380	5,960
	Freddie Mac Pool #QA1442 3.50% 8/1/2049[1]	3,672	3,426
	Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]	1,516	1,369
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	446	417
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	3,701	3,476
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	3,589	3,370
	Freddie Mac Pool #RA2003 4.50% 1/1/2050[1]	5,274	5,194
	Freddie Mac Pool #SD7513 3.50% 4/1/2050[1]	64,425	60,153
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	383	345
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	12,729	10,504
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	402	331
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	669	550
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	25,285	20,992
	Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	5,360	4,621
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	1,451	1,311
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	5,939	5,171
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	1,906	1,717
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	483	435
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	5,275	4,381
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	5,599	4,853
	Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	4,062	3,526
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	855	701
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	2,893	2,507
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	913	823
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	26,881	25,233
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	1,945	1,802
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	1,953	1,603
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	267	219
	Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	2,232	1,935
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	16,188	14,561
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,775	1,454
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	1,307	1,134
	Freddie Mac Pool #8D0226 2.545% 5/1/2052[1,3]	5,954	5,421

7	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	USD14,410	$14,037
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	19,890	17,660
	Freddie Mac Pool #QE6074 4.00% 7/1/2052[1]	331	314
	Freddie Mac Pool #QE5611 4.00% 7/1/2052[1]	123	117
	Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	50	48
	Freddie Mac Pool #QE8992 4.00% 8/1/2052[1]	352	335
	Freddie Mac Pool #SD1441 4.00% 8/1/2052[1]	193	184
	Freddie Mac Pool #SD1382 4.00% 8/1/2052[1]	62	58
	Freddie Mac Pool #QE6678 4.00% 8/1/2052[1]	50	47
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	2,377	2,315
	Freddie Mac Pool #SD8251 5.50% 8/1/2052[1]	853	861
	Freddie Mac Pool #QF1655 4.00% 9/1/2052[1]	70	66
	Freddie Mac Pool #SD8245 4.50% 9/1/2052[1]	12,827	12,495
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	11,179	10,877
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	2,754	2,682
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	1,640	1,597
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	55,061	54,746
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	26,554	25,211
	Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	42,052	40,963
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	16,206	15,786
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	1,066	1,038
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	23,275	23,156
	Freddie Mac Pool #SD1968 4.00% 11/1/2052[1]	47,368	45,026
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	19,287	19,237
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	27,593	27,848
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	53,184	52,875
	Freddie Mac Pool #QF4188 5.50% 12/1/2052[1]	984	993
	Freddie Mac Pool #QF4136 5.50% 12/1/2052[1]	346	349
	Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	65,331	67,617
	Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]	109	103
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	210,391	209,169
	Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	201,501	205,569
	Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]	663	677
	Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	2,661	2,528
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	9,776	9,870
	Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	18,593	18,960
	Freddie Mac Pool #QF8351 5.50% 3/1/2053[1]	1,930	1,949
	Freddie Mac Pool #RA8748 6.00% 3/1/2053[1]	11,665	11,933
	Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	763	742
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	7,269	7,227
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	486	483
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	12,479	12,574
	Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	11,749	11,999
	Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	5,893	6,019
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	5,017	4,763
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	1,114	1,086
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	7,116	7,071
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	19,713	19,860
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	5,976	6,023
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	5,693	5,744
	Freddie Mac Pool #QG2197 5.50% 5/1/2053[1]	4,106	4,149
	Freddie Mac Pool #QG1875 5.50% 5/1/2053[1]	1	1
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	106,467	108,750
	Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	11,311	11,554
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	18,396	18,270
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	72,283	72,813
	Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	37,481	37,793
	Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	569	575
	Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]	42	42
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	257,392	262,303
	Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	11,770	12,011
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	6,044	6,196
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	5,581	5,716
	Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	3,854	3,934
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	3,812	3,887
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	2,648	2,742
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	12,173	12,636

U.S. Government Securities Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	USD10,828	$11,170
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	9,722	10,126
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	9,348	9,752
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	6,783	7,096
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	5,044	5,239
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	3,586	3,700
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	3,008	3,168
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	345	343
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	273,791	275,862
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	9,730	9,820
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	27,599	28,126
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	158	162
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	7,328	6,955
	Freddie Mac Pool #SD8348 5.00% 8/1/2053[1]	56,542	56,154
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	12,303	12,223
	Freddie Mac Pool #SD3620 5.50% 8/1/2053[1]	15,329	15,598
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	290,331	295,783
	Freddie Mac Pool #QG9159 6.00% 8/1/2053[1]	11,754	11,994
	Freddie Mac Pool #RA9636 6.00% 8/1/2053[1]	3,702	3,779
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[1]	1,322	1,348
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	20,079	20,222
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	26,864	27,363
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	24,519	25,026
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	70,066	71,492
	Freddie Mac Pool #SD4546 6.00% 10/1/2053[1]	29,827	30,449
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	184,949	190,725
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[1]	7,778	7,382
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	9,710	9,448
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	36,721	36,470
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	13,238	13,486
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	7,047	7,292
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	10,669	10,414
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	2,282	2,220
	Freddie Mac Pool #SD4699 6.00% 1/1/2054[1]	54,014	55,161
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	33,936	34,564
	Freddie Mac Pool #SD4730 6.00% 1/1/2054[1]	6,792	6,948
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	6,712	6,920
	Freddie Mac Pool #SD4614 6.50% 1/1/2054[1]	6,133	6,350
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	5,530	5,702
	Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	2,220	2,107
	Freddie Mac Pool #SD4906 6.00% 2/1/2054[1]	18,115	18,550
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	17,172	17,490
	Freddie Mac Pool #RJ0940 6.00% 2/1/2054[1]	14,083	14,379
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	8,643	8,815
	Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	3,775	3,855
	Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	24,819	25,607
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	27,835	28,027
	Freddie Mac Pool #RJ1066 5.50% 3/1/2054[1]	16,965	17,113
	Freddie Mac Pool #SD5117 6.00% 3/1/2054[1]	42,622	43,587
	Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	2,087	2,127
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[1]	6,363	6,557
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	32,841	33,068
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	8,423	8,512
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,449	1,461
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	12,675	12,962
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	1,304	1,329
	Freddie Mac Pool #RJ1348 6.00% 4/1/2054[1]	995	1,017
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	6,128	6,343
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[1]	6,970	7,031
	Freddie Mac Pool #RJ1429 6.00% 5/1/2054[1]	8,725	8,898
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	1,809	1,850
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	34,285	35,519
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[1]	8,226	8,175
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	1,988	2,009
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	27,525	28,195
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[1]	4,406	4,506
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	3,053	3,128

9	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[1]	USD72,889	$75,104
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	14,179	14,689
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	9,548	9,886
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	5,457	5,661
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[1]	1,442	1,457
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	28,193	28,710
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	20,351	20,943
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	15,898	16,223
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	14,589	14,928
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	13,507	13,836
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	6,469	6,620
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[1]	5,113	5,216
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	3,421	3,495
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	2,724	2,783
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	2,457	2,517
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	105,062	108,253
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	40,359	41,570
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	34,833	36,026
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	4,471	4,628
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[1]	5,831	5,876
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[1]	3,908	3,939
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[1]	3,894	3,936
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[1]	3,280	3,315
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	2,754	2,773
	Freddie Mac Pool #RJ2202 5.50% 8/1/2054[1]	1,947	1,967
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[1]	600	607
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	47,586	48,459
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	46,771	47,678
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[1]	27,639	28,268
	Freddie Mac Pool #SD6045 6.00% 8/1/2054[1]	27,020	27,636
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	24,058	24,644
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	21,210	21,643
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	16,730	17,129
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	15,980	16,409
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	3,720	3,811
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	31,131	32,258
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	18,277	18,826
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	14,247	14,774
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	11,630	12,067
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	11,205	11,609
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	7,180	7,402
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	4,450	4,610
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	2,988	3,093
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	252	254
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	12,660	12,972
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	6,970	7,140
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	6,740	6,894
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	6,037	6,192
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	4,130	4,214
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	9,230	9,564
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	3,690	3,820
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	1,985	2,057
	Freddie Mac, Series 3156, Class PF, (30-day Average USD-SOFR + 0.364%) 5.718% 5/15/2036[1,3]	393	387
	Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 8/25/2026[1]	3,507	3,398
	Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027[1]	1,370	1,338
	Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[1]	560	551
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	50,000	50,572
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	146	127
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	331	287
	Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	132	121
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	13,714	12,965
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	9,076	8,002
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,819	1,626

U.S. Government Securities Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	USD15,537	$14,674
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	15,653	14,654
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	9,616	8,316
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	10,037	9,165
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	5,663	5,184
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	3,293	3,149
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	10,878	9,853
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057[1]	1,593	1,446
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]	2,623	2,525
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	8,013	7,242
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	3,005	2,861
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	17,920	17,029
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	9,230	8,341
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	4,093	3,704
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	412	393
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	10,986	10,269
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	10,988	10,559
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	53,641	52,026
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	34,788	32,680
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	19,022	17,636
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	13,170	11,950
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	4,381	3,788
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	48,542	46,670
	Government National Mortgage Assn. 3.00% 9/1/2054[1,4]	8,927	8,084
	Government National Mortgage Assn. 3.50% 9/1/2054[1,4]	31,455	29,299
	Government National Mortgage Assn. 4.00% 9/1/2054[1,4]	14,584	13,943
	Government National Mortgage Assn. 5.50% 9/1/2054[1,4]	49,888	50,223
	Government National Mortgage Assn. 3.50% 10/1/2054[1,4]	21,545	20,083
	Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029[1]	75	77
	Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032[1]	170	174
	Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034[1]	742	723
	Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037[1]	60	62
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	97	101
	Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038[1]	11	11
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	48	50
	Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038[1]	60	61
	Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038[1]	53	54
	Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038[1]	63	63
	Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039[1]	416	433
	Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039[1]	97	94
	Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039[1]	12	12
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	220	225
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	554	583
	Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]	354	356

11	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	USD878	$905
	Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040[1]	124	126
	Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040[1]	99	101
	Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041[1]	27	27
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	1,585	1,637
	Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041[1]	46	47
	Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041[1]	83	79
	Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041[1]	62	61
	Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041[1]	426	398
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	3,583	3,563
	Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042[1]	902	884
	Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042[1]	367	359
	Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043[1]	545	501
	Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	10	10
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	20	20
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	10,518	8,875
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	4,489	3,903
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	11,936	10,069
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	26,864	23,492
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,638	3,964
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	9,172	7,883
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	48,507	42,502
	Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	17,710	15,307
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	41,210	35,819
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	5,669	4,957
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	22,111	19,248
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	13,843	12,032
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	10,112	8,753
	Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[1]	313	274
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	18,445	17,180
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	43,644	41,727
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	4,982	4,763
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	3,194	3,053
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	36,928	36,183
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	40,350	39,536
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	15,423	15,112
	Government National Mortgage Assn. Pool #892950 6.304% 7/20/2060[1,3]	65	65
	Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[1]	1	1
	Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[1]	9	9
	Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061[1]	1	1
	Government National Mortgage Assn. Pool #756695 4.70% 11/20/2061[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #795471 5.046% 2/20/2062[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #759735 4.741% 3/20/2062[1]	1	1
	Government National Mortgage Assn. Pool #767610 4.576% 11/20/2062[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #767641 4.438% 5/20/2063[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #795533 4.901% 5/20/2063[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #894475 7.654% 10/20/2063[1,3]	408	419
	Government National Mortgage Assn. Pool #AG8068 4.847% 1/20/2064[1]	1	1
	Government National Mortgage Assn. Pool #894482 7.64% 2/20/2064[1,3]	515	529
	Government National Mortgage Assn. Pool #AG8149 5.856% 6/20/2064[1,3]	30	30
	Government National Mortgage Assn. Pool #AG8150 4.899% 7/20/2064[1]	2	2
	Government National Mortgage Assn. Pool #AG8155 5.173% 7/20/2064[1]	1	1
	Government National Mortgage Assn. Pool #AG8171 5.20% 7/20/2064[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #AG8156 6.31% 7/20/2064[1,3]	9	9
	Government National Mortgage Assn. Pool #AG8194 4.402% 9/20/2064[1]	6	5
	Government National Mortgage Assn. Pool #AG8189 5.182% 9/20/2064[1]	1	1
	Government National Mortgage Assn. Pool #AL7438 4.329% 1/20/2065[1]	2	2
	Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033[1]	57	56
	Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 5.80% 5/20/2062[1,3]	143	143
	Government National Mortgage Assn., Series 2012-H20, Class PT, 6.007% 7/20/2062[1,3]	236	236
	Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.521% 10/20/2062[1,3]	115	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	5,530	4,274
	Uniform Mortgage-Backed Security 2.00% 9/1/2039[1,4]	6,595	5,970
	Uniform Mortgage-Backed Security 2.50% 9/1/2039[1,4]	23,791	22,092
	Uniform Mortgage-Backed Security 4.00% 9/1/2039[1,4]	16,000	15,788

U.S. Government Securities Fund	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 5.00% 9/1/2039[1,4]	USD10,000	$10,073
	Uniform Mortgage-Backed Security 2.00% 10/1/2039[1,4]	17,505	15,880
	Uniform Mortgage-Backed Security 2.50% 10/1/2039[1,4]	9,209	8,561
	Uniform Mortgage-Backed Security 2.00% 9/1/2054[1,4]	20,219	16,549
	Uniform Mortgage-Backed Security 2.50% 9/1/2054[1,4]	22,151	18,893
	Uniform Mortgage-Backed Security 3.00% 9/1/2054[1,4]	53,259	47,256
	Uniform Mortgage-Backed Security 3.50% 9/1/2054[1,4]	104,082	95,832
	Uniform Mortgage-Backed Security 4.00% 9/1/2054[1,4]	102,110	96,904
	Uniform Mortgage-Backed Security 4.50% 9/1/2054[1,4]	46,667	45,402
	Uniform Mortgage-Backed Security 5.00% 9/1/2054[1,4]	795	789
	Uniform Mortgage-Backed Security 5.50% 9/1/2054[1,4]	25,914	26,094
	Uniform Mortgage-Backed Security 6.00% 9/1/2054[1,4]	3,514	3,579
	Uniform Mortgage-Backed Security 6.50% 9/1/2054[1,4]	191,857	197,578
	Uniform Mortgage-Backed Security 7.00% 9/1/2054[1,4]	5,198	5,399
	Uniform Mortgage-Backed Security 2.00% 10/1/2054[1,4]	13,063	10,706
	Uniform Mortgage-Backed Security 2.50% 10/1/2054[1,4]	56,438	48,194
	Uniform Mortgage-Backed Security 3.00% 10/1/2054[1,4]	67,524	59,974
	Uniform Mortgage-Backed Security 3.50% 10/1/2054[1,4]	86,378	79,582
	Uniform Mortgage-Backed Security 4.00% 10/1/2054[1,4]	52,897	50,235
	Uniform Mortgage-Backed Security 4.50% 10/1/2054[1,4]	74,485	72,495
	Uniform Mortgage-Backed Security 6.00% 10/1/2054[1,4]	35,000	35,644
	Uniform Mortgage-Backed Security 6.50% 10/1/2054[1,4]	1,843,590	1,897,556
	Uniform Mortgage-Backed Security 7.00% 10/1/2054[1,4]	226,221	234,934
			12,599,866

Collateralized mortgage-backed obligations 0.07%
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	14,895	14,442
	Total mortgage-backed obligations		12,614,308

U.S. Treasury bonds & notes 36.16%
U.S. Treasury 33.42%
	U.S. Treasury 2.25% 11/15/2024	18,000	17,899
	U.S. Treasury 2.125% 11/30/2024	500	497
	U.S. Treasury 4.50% 11/30/2024	41,000	40,954
	U.S. Treasury 2.75% 5/15/2025	250	247
	U.S. Treasury 2.875% 5/31/2025	500	494
	U.S. Treasury 4.25% 5/31/2025	81,165	80,987
	U.S. Treasury 3.00% 7/15/2025	1,015	1,003
	U.S. Treasury 3.125% 8/15/2025	32,000	31,620
	U.S. Treasury 3.50% 9/15/2025	10,500	10,409
	U.S. Treasury 3.00% 9/30/2025	56,160	55,383
	U.S. Treasury 5.00% 9/30/2025	44,000	44,304
	U.S. Treasury 3.00% 10/31/2025	17,665	17,414
	U.S. Treasury 2.25% 11/15/2025	15,000	14,651
	U.S. Treasury 4.50% 11/15/2025	456	458
	U.S. Treasury 0.375% 11/30/2025	1,320	1,259
	U.S. Treasury 0.375% 12/31/2025	35,000	33,299
	U.S. Treasury 4.25% 12/31/2025	235,000	235,129
	U.S. Treasury 0.375% 1/31/2026	3,163	3,001
	U.S. Treasury 4.25% 1/31/2026	423,646	424,205
	U.S. Treasury 4.625% 2/28/2026	130,000	130,948
	U.S. Treasury 4.50% 3/31/2026	50,000	50,313
	U.S. Treasury 4.875% 4/30/2026	130,000	131,694
	U.S. Treasury 0.875% 6/30/2026	51,500	48,709
	U.S. Treasury 4.50% 7/15/2026	173,408	175,031
	U.S. Treasury 4.375% 7/31/2026	595,000	599,431
	U.S. Treasury 1.375% 8/31/2026	2,500	2,379
	U.S. Treasury 4.625% 9/15/2026	134,603	136,409
	U.S. Treasury 0.875% 9/30/2026	200,361	188,433
	U.S. Treasury 4.625% 11/15/2026	20,312	20,622
	U.S. Treasury 4.375% 12/15/2026	114,366	115,600
	U.S. Treasury 1.25% 12/31/2026	35,000	32,996
	U.S. Treasury 4.125% 2/15/2027	6,600	6,640
	U.S. Treasury 1.875% 2/28/2027	18,463	17,611
	U.S. Treasury 4.50% 4/15/2027	48,461	49,256
	U.S. Treasury 0.50% 4/30/2027	16,800	15,401

13	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 2.375% 5/15/2027	USD48,800	$46,985
	U.S. Treasury 2.625% 5/31/2027	30,980	30,023
	U.S. Treasury 0.50% 6/30/2027	14,000	12,772
	U.S. Treasury 4.375% 7/15/2027	10,360	10,518
	U.S. Treasury 2.75% 7/31/2027	114,576	111,246
	U.S. Treasury 0.50% 8/31/2027	38,455	34,909
	U.S. Treasury 0.375% 9/30/2027	45,000	40,583
	U.S. Treasury 4.125% 9/30/2027	3,100	3,132
	U.S. Treasury 0.50% 10/31/2027	18,790	16,965
	U.S. Treasury 0.625% 11/30/2027	3,100	2,804
	U.S. Treasury 3.875% 11/30/2027	44,000	44,110
	U.S. Treasury 3.875% 12/31/2027	166,000	166,557
	U.S. Treasury 4.00% 2/29/2028	46,435	46,775
	U.S. Treasury 1.25% 3/31/2028	29,390	26,923
	U.S. Treasury 3.50% 4/30/2028	118,216	117,143
	U.S. Treasury 1.25% 5/31/2028	6,300	5,750
	U.S. Treasury 3.625% 5/31/2028	77,537	77,146
	U.S. Treasury 1.25% 6/30/2028	83,010	75,619
	U.S. Treasury 4.00% 6/30/2028	84,653	85,378
	U.S. Treasury 4.125% 7/31/2028	224,000	226,933
	U.S. Treasury 1.125% 8/31/2028	50,000	45,152
	U.S. Treasury 4.375% 8/31/2028	16,000	16,360
	U.S. Treasury 4.625% 9/30/2028	2,640	2,725
	U.S. Treasury 4.375% 11/30/2028	220,840	226,151
	U.S. Treasury 3.75% 12/31/2028	2,651	2,650
	U.S. Treasury 1.75% 1/31/2029	25,000	22,975
	U.S. Treasury 4.00% 1/31/2029	12,000	12,121
	U.S. Treasury 4.625% 4/30/2029	12,620	13,090
	U.S. Treasury 4.50% 5/31/2029	343,750	355,083
	U.S. Treasury 3.25% 6/30/2029	25,000	24,442
	U.S. Treasury 2.625% 7/31/2029	63,533	60,335
	U.S. Treasury 4.00% 7/31/2029	188,000	190,207
	U.S. Treasury 3.875% 9/30/2029	9,600	9,650
	U.S. Treasury 3.875% 12/31/2029	6,000	6,030
	U.S. Treasury 3.50% 1/31/2030	57,025	56,250
	U.S. Treasury 4.00% 2/28/2030	9,100	9,201
	U.S. Treasury 0.625% 5/15/2030	30,880	25,939
	U.S. Treasury 3.75% 5/31/2030	35,000	34,938
	U.S. Treasury 4.00% 7/31/2030	8,355	8,445
	U.S. Treasury 0.625% 8/15/2030	14,510	12,094
	U.S. Treasury 4.625% 9/30/2030	193,819	202,450
	U.S. Treasury 4.875% 10/31/2030	119,277	126,290
	U.S. Treasury 4.375% 11/30/2030	35,000	36,095
	U.S. Treasury 3.75% 12/31/2030	1,956	1,950
	U.S. Treasury 4.25% 2/28/2031	8,000	8,201
	U.S. Treasury 1.625% 5/15/2031	39,550	34,458
	U.S. Treasury 4.25% 6/30/2031	120,000	123,133
	U.S. Treasury 1.375% 11/15/2031	20,000	16,927
	U.S. Treasury 1.875% 2/15/2032	16,949	14,802
	U.S. Treasury 2.75% 8/15/2032	7,514	6,946
	U.S. Treasury 3.50% 2/15/2033	279,745	272,095
	U.S. Treasury 3.875% 8/15/2033	185,841	185,393
	U.S. Treasury 4.00% 2/15/2034	34,006	34,211
	U.S. Treasury 4.375% 5/15/2034	76,116	78,864
	U.S. Treasury 5.00% 5/15/2037	1,500	1,656
	U.S. Treasury 4.625% 2/15/2040	580	615
	U.S. Treasury 1.125% 5/15/2040	12,360	8,001
	U.S. Treasury 1.125% 8/15/2040	33,890	21,729
	U.S. Treasury 1.375% 11/15/2040	50,028	33,202
	U.S. Treasury 1.875% 2/15/2041	22,549	16,202
	U.S. Treasury 2.25% 5/15/2041	44,863	34,085
	U.S. Treasury 1.75% 8/15/2041	62,480	43,437
	U.S. Treasury 3.125% 11/15/2041	100	87
	U.S. Treasury 2.375% 2/15/2042	20,300	15,508
	U.S. Treasury 3.00% 5/15/2042	16,933	14,244
	U.S. Treasury 3.25% 5/15/2042	49,623	43,211
	U.S. Treasury 2.75% 8/15/2042	3,000	2,421

U.S. Government Securities Fund	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 3.375% 8/15/2042	USD2,850	$2,520
	U.S. Treasury 2.75% 11/15/2042	10,000	8,034
	U.S. Treasury 3.875% 2/15/2043	11,970	11,320
	U.S. Treasury 2.875% 5/15/2043	10,880	8,856
	U.S. Treasury 3.875% 5/15/2043	19,985	18,869
	U.S. Treasury 4.375% 8/15/2043	9,359	9,451
	U.S. Treasury 4.50% 2/15/2044	32,000	32,780
	U.S. Treasury 3.375% 5/15/2044	5,278	4,607
	U.S. Treasury 2.50% 2/15/2045[6]	60,000	45,070
	U.S. Treasury 3.00% 5/15/2045	3,350	2,737
	U.S. Treasury 2.875% 8/15/2045	100	80
	U.S. Treasury 3.00% 11/15/2045	5,137	4,185
	U.S. Treasury 2.50% 2/15/2046	3,650	2,710
	U.S. Treasury 3.00% 2/15/2047	34,802	28,048
	U.S. Treasury 2.75% 8/15/2047	14,222	10,892
	U.S. Treasury 2.75% 11/15/2047	7,375	5,635
	U.S. Treasury 3.00% 2/15/2048	15,529	12,410
	U.S. Treasury 3.125% 5/15/2048	6,500	5,308
	U.S. Treasury 3.00% 8/15/2048	39,197	31,238
	U.S. Treasury 2.25% 8/15/2049	25,382	17,268
	U.S. Treasury 2.375% 11/15/2049	17,921	12,520
	U.S. Treasury 2.00% 2/15/2050	61,360	39,270
	U.S. Treasury 1.25% 5/15/2050[6]	124,750	65,562
	U.S. Treasury 1.375% 8/15/2050	71,480	38,700
	U.S. Treasury 1.625% 11/15/2050[6]	292,196	168,973
	U.S. Treasury 1.875% 2/15/2051	42,054	25,935
	U.S. Treasury 2.375% 5/15/2051	100,450	69,648
	U.S. Treasury 2.00% 8/15/2051	72,003	45,637
	U.S. Treasury 1.875% 11/15/2051	20,830	12,776
	U.S. Treasury 2.25% 2/15/2052	500	336
	U.S. Treasury 2.875% 5/15/2052	29,000	22,391
	U.S. Treasury 4.00% 11/15/2052	11,214	10,751
	U.S. Treasury 3.625% 2/15/2053	7,855	7,040
	U.S. Treasury 4.125% 8/15/2053[6]	56,017	54,954
	U.S. Treasury 4.75% 11/15/2053[6]	84,718	92,210
	U.S. Treasury 4.25% 2/15/2054	4,300	4,312
	U.S. Treasury 4.625% 5/15/2054	61,042	65,186
	U.S. Treasury, interest only, 0% 11/15/2040[6]	15,000	7,364
			7,432,591

U.S. Treasury inflation-protected securities 2.74%
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[7]	— [2]	— [2]
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	265,046	259,085
	U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[7]	— [2]	— [2]
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[7]	42,670	41,158
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	96,072	92,605
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	45,622	43,523
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	59,603	53,128
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6,7]	46,310	36,231
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	1,913	1,234
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	70,950	43,439
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	24,660	21,750
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[7]	17,095	17,366
			609,519
	Total U.S. Treasury bonds & notes		8,042,110
Federal agency bonds & notes 1.45%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	316	309
	Fannie Mae 0.625% 4/22/2025	147,420	143,711
	Fannie Mae 0.75% 10/8/2027	21,700	19,764
	Fannie Mae 7.125% 1/15/2030	5,000	5,789
	Fannie Mae 0.875% 8/5/2030	63,500	53,578
	Federal Home Loan Bank 3.25% 11/16/2028	56,500	55,344
	Federal Home Loan Bank 5.50% 7/15/2036	1,000	1,124
	Tennessee Valley Authority 0.75% 5/15/2025	13,200	12,848

15	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
Tennessee Valley Authority 2.875% 2/1/2027		USD5,000	$4,882
Tennessee Valley Authority 4.65% 6/15/2035		4,480	4,619
Tennessee Valley Authority 5.88% 4/1/2036		3,625	4,154
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048		3,300	3,391
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		1,284	1,235
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		3,125	3,076
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		745	745
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		747	747
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		3,430	3,430
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		990	963
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		650	629
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		595	568
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		735	692
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		780	734
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		545	512
			322,844
Total bonds, notes & other debt instruments (cost: $21,328,959,000)			20,979,262
Short-term securities 20.23%		Shares
Money market investments 12.15%
Capital Group Central Cash Fund 5.30%[8,9]		27,013,438	2,702,154
	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury bills 6.91%
U.S. Treasury 9/19/2024	5.071%	USD150,000	149,652
U.S. Treasury 10/10/2024	5.114	100,000	99,472
U.S. Treasury 10/17/2024	5.141	150,000	149,064
U.S. Treasury 10/22/2024	4.783	100,000	99,304
U.S. Treasury 11/19/2024	4.928	300,000	296,804
U.S. Treasury 11/26/2024	4.897	300,000	296,527
U.S. Treasury 11/29/2024	4.977	350,000	345,795
U.S. Treasury 12/19/2024	5.112	100,000	98,559
			1,535,177

Federal agency bills & notes 1.17%
	Coupon rate
Interest bearing bills & notes 1.17%
Federal Home Loan Bank (USD-SOFR + 0.005%) 10/2/2024[3]	5.335	200,000	199,957
Federal Home Loan Bank (USD-SOFR + 1.50%) 5/2/2025[3]	5.345	60,000	60,000
			259,957
Total federal agency bills & notes			259,957
Total short-term securities (cost: $4,495,688,000)			4,497,288

U.S. Government Securities Fund	16

Options purchased (equity style) 0.04%	Value (000)
Options purchased (equity style)*	$10,413
Total options purchased (equity style) (cost: $6,730,000)	10,413
Total investment securities 114.61% (cost: $25,831,377,000)	25,486,963
Total options written† (0.01)% (premium received: $1,975,000)	(2,862)
Other assets less liabilities (14.60)%	(3,246,688)
Net assets 100.00%	$22,237,413
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2024 (000)
Call
3 Month SOFR Futures Option	1,249	12/13/2024	USD96.00	USD312,250	$2,701
3 Month SOFR Futures Option	422	12/13/2024	96.50	105,500	509
3 Month SOFR Futures Option	992	12/13/2024	97.50	248,000	43
3 Month SOFR Futures Option	1,249	12/13/2024	97.50	312,250	328
3 Month SOFR Futures Option	2,500	3/14/2025	97.00	625,000	781
3 Month SOFR Futures Option	7,547	6/13/2025	97.00	1,886,750	5,000
3 Month SOFR Futures Option	1,574	6/13/2025	98.00	393,500	384
					$9,746
Put
3 Month SOFR Futures Option	17,857	11/15/2024	USD95.00	USD4,464,250	$112
3 Month SOFR Futures Option	9,484	12/13/2024	94.37	2,371,000	59
3 Month SOFR Futures Option	992	12/13/2024	95.75	248,000	496
					$667
					$10,413
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2024 (000)
Call
3 Month SOFR Futures Option	992	12/13/2024	USD95.75	USD248,000	$(483)
3 Month SOFR Futures Option	422	12/13/2024	96.50	105,500	(533)
3 Month SOFR Futures Option	2,499	12/13/2024	97.00	624,750	(1,468)
3 Month SOFR Futures Option	2,500	3/14/2025	98.00	625,000	(266)
					$(2,750)
Put
3 Month SOFR Futures Option	17,857	11/15/2024	USD94.88	USD4,464,250	$(112)
					$(2,862)

17	U.S. Government Securities Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2024 (000)
U.S Treasury Contracts	Long	39,650	12/31/2024	USD4,337,648	$(11,933)
30 Day Federal Funds Futures	Long	6,766	9/3/2024	2,669,119	(837)
30 Day Federal Funds Futures	Long	5,129	11/1/2024	2,030,285	50
3 Month SOFR Futures	Long	15,175	9/18/2024	3,589,931	(1,547)
3 Month SOFR Futures	Long	5,201	3/19/2025	1,244,924	4,503
3 Month SOFR Futures	Long	4,800	6/18/2025	1,154,940	2,451
3 Month SOFR Futures	Short	116	9/17/2025	(28,000)	(165)
3 Month SOFR Futures	Short	5,502	6/17/2026	(1,332,584)	(2,393)
2 Year U.S. Treasury Note Futures	Long	60,495	1/6/2025	12,555,549	(10,575)
10 Year Ultra U.S. Treasury Note Futures	Long	6,339	12/31/2024	744,436	(5,843)
10 Year U.S. Treasury Note Futures	Short	8,844	12/31/2024	(1,004,347)	4,673
20 Year U.S. Treasury Bond Futures	Short	11,984	12/31/2024	(1,475,530)	17,350
30 Year Ultra U.S. Treasury Bond Futures	Long	5,222	12/31/2024	688,978	(11,667)
					$(15,933)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD6,620,600	$(472)	$—	$(472)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,100	5,025	—	5,025
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,100	5,023	—	5,023
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,373	5,712	—	5,712
SOFR	Annual	3.916%	Annual	7/11/2025	188,700	758	—	758
4.8189%	Annual	SOFR	Annual	8/25/2025	103,000	538	—	538
4.8195%	Annual	SOFR	Annual	9/1/2025	130,000	719	—	719
SOFR	Annual	4.63358%	Annual	10/31/2025	17,242	(100)	—	(100)
4.2035%	Annual	SOFR	Annual	1/10/2026	244,752	569	—	569
4.184%	Annual	SOFR	Annual	1/10/2026	244,752	507	—	507
4.2045%	Annual	SOFR	Annual	1/10/2026	13,496	32	—	32
4.27%	Annual	SOFR	Annual	2/16/2026	118,860	496	—	496
4.265%	Annual	SOFR	Annual	2/16/2026	58,987	242	—	242
4.3035%	Annual	SOFR	Annual	2/17/2026	35,408	165	—	165
4.2675%	Annual	SOFR	Annual	2/17/2026	34,181	142	—	142
4.2515%	Annual	SOFR	Annual	2/17/2026	35,065	138	—	138
4.3005%	Annual	SOFR	Annual	2/17/2026	24,555	113	—	113
4.288%	Annual	SOFR	Annual	2/17/2026	24,945	111	—	111
4.56%	Annual	SOFR	Annual	3/1/2026	375,000	3,269	—	3,269
4.568%	Annual	SOFR	Annual	3/1/2026	368,500	3,255	—	3,255
4.6275%	Annual	SOFR	Annual	3/20/2026	680,000	7,054	—	7,054
4.9005%	Annual	SOFR	Annual	4/17/2026	197,200	3,098	—	3,098
4.8755%	Annual	SOFR	Annual	4/18/2026	176,000	2,720	—	2,720
4.815%	Annual	SOFR	Annual	5/6/2026	439,800	6,693	—	6,693
4.723%	Annual	SOFR	Annual	5/7/2026	425,655	5,864	—	5,864
4.659%	Annual	SOFR	Annual	5/17/2026	683,600	9,016	—	9,016
SOFR	Annual	4.5265%	Annual	6/18/2026	66,200	(806)	—	(806)
SOFR	Annual	4.528%	Annual	6/18/2026	66,300	(809)	—	(809)
SOFR	Annual	4.5335%	Annual	6/18/2026	132,500	(1,630)	—	(1,630)
SOFR	Annual	3.914%	Annual	6/30/2026	186,000	(393)	—	(393)
SOFR	Annual	3.4798%	Annual	9/30/2026	184,700	82	—	82
SOFR	Annual	3.496%	Annual	9/30/2026	388,100	63	—	63
3.535%	Annual	SOFR	Annual	1/23/2027	173,500	535	—	535
3.5405%	Annual	SOFR	Annual	1/23/2027	160,200	511	—	511

U.S. Government Securities Fund	18

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.53%	Annual	SOFR	Annual	1/23/2027	USD96,800	$290	$—	$290
3.7645%	Annual	SOFR	Annual	2/20/2027	320,800	2,653	—	2,653
3.761%	Annual	SOFR	Annual	2/20/2027	160,600	1,318	—	1,318
4.5895%	Annual	SOFR	Annual	5/6/2027	316,985	7,971	—	7,971
3.45%	Annual	SOFR	Annual	2/1/2028	166,200	(280)	—	(280)
3.47%	Annual	SOFR	Annual	2/2/2028	43,700	(45)	—	(45)
3.624%	Annual	SOFR	Annual	2/20/2028	133,000	1,193	—	1,193
3.616%	Annual	SOFR	Annual	2/20/2028	64,000	565	—	565
3.6475%	Annual	SOFR	Annual	2/27/2028	268,700	2,523	—	2,523
3.16%	Annual	SOFR	Annual	6/20/2028	39,600	(433)	—	(433)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	2,682	—	2,682
SOFR	Annual	3.528%	Annual	1/29/2030	52,400	(588)	—	(588)
SOFR	Annual	3.529%	Annual	1/29/2030	64,000	(721)	—	(721)
SOFR	Annual	3.5485%	Annual	1/29/2030	69,600	(845)	—	(845)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	32,987	—	32,987
3.18%	Annual	SOFR	Annual	4/17/2030	33,200	(399)	—	(399)
3.275%	Annual	SOFR	Annual	4/18/2030	33,200	(239)	—	(239)
3.353%	Annual	SOFR	Annual	4/19/2030	33,200	(107)	—	(107)
3.342%	Annual	SOFR	Annual	4/19/2030	33,200	(126)	—	(126)
3.344%	Annual	SOFR	Annual	4/20/2030	33,200	(122)	—	(122)
3.128%	Annual	SOFR	Annual	4/28/2030	33,200	(489)	—	(489)
3.285%	Annual	SOFR	Annual	5/1/2030	33,200	(222)	—	(222)
3.259%	Annual	SOFR	Annual	5/1/2030	33,100	(266)	—	(266)
3.186%	Annual	SOFR	Annual	5/9/2030	33,100	(390)	—	(390)
3.215%	Annual	SOFR	Annual	5/10/2030	33,200	(342)	—	(342)
3.29%	Annual	SOFR	Annual	5/19/2030	39,700	(257)	—	(257)
3.31%	Annual	SOFR	Annual	6/9/2030	203,200	(1,107)	—	(1,107)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	16,600	—	16,600
SOFR	Annual	4.1615%	Annual	5/15/2033	4,500	(245)	—	(245)
SOFR	Annual	4.15%	Annual	5/15/2033	10,800	(580)	—	(580)
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	540	—	540
4.0135%	Annual	SOFR	Annual	8/21/2033	15,000	668	—	668
SOFR	Annual	4.061%	Annual	8/24/2033	41,000	(1,977)	—	(1,977)
SOFR	Annual	3.9519%	Annual	8/25/2033	41,000	(1,633)	—	(1,633)
SOFR	Annual	3.8275%	Annual	9/1/2033	29,400	(891)	—	(891)
SOFR	Annual	3.6038%	Annual	1/8/2034	61,600	(790)	—	(790)
SOFR	Annual	3.175%	Annual	2/1/2038	92,000	2,291	—	2,291
3.065%	Annual	SOFR	Annual	4/7/2040	16,700	(929)	—	(929)
3.616%	Annual	SOFR	Annual	8/5/2044	69,500	890	—	890
3.561%	Annual	SOFR	Annual	8/9/2044	59,700	296	—	296
SOFR	Annual	3.41%	Annual	7/28/2045	172,600	2,752	—	2,752
SOFR	Annual	3.01413%	Annual	1/12/2053	17,216	1,231	—	1,231
SOFR	Annual	3.02%	Annual	1/12/2053	17,200	1,212	—	1,212
SOFR	Annual	2.974%	Annual	4/17/2053	10,400	815	—	815
SOFR	Annual	3.044%	Annual	4/18/2053	10,500	690	—	690
SOFR	Annual	3.0875%	Annual	4/19/2053	10,500	608	—	608
SOFR	Annual	3.1035%	Annual	4/19/2053	10,500	577	—	577
SOFR	Annual	3.0895%	Annual	4/20/2053	10,500	604	—	604
SOFR	Annual	2.9405%	Annual	4/28/2053	10,600	895	—	895
SOFR	Annual	3.0535%	Annual	5/1/2053	21,100	1,350	—	1,350
SOFR	Annual	3.085%	Annual	5/9/2053	10,600	617	—	617
SOFR	Annual	3.1135%	Annual	5/10/2053	10,600	562	—	562
SOFR	Annual	3.1605%	Annual	5/19/2053	12,800	569	—	569
SOFR	Annual	3.6815%	Annual	2/20/2054	36,100	(1,912)	—	(1,912)
SOFR	Annual	3.6765%	Annual	2/20/2054	39,763	(2,070)	—	(2,070)
SOFR	Annual	3.7205%	Annual	2/21/2054	30,136	(1,814)	—	(1,814)

19	U.S. Government Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.47875%	Annual	8/5/2054	USD53,000	$(924)	$—	$(924)
SOFR	Annual	3.415%	Annual	8/9/2054	45,400	(256)	—	(256)
						$123,190	$—	$123,190
Investments in affiliates9

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Short-term securities 12.15%
Money market investments 12.15%
Capital Group Central Cash Fund 5.30% [8]	$3,921,343	$10,506,646	$11,726,756	$216	$705	$2,702,154	$181,823

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,442,000, which represented
.06% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $185,570,000, which represented .83% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Rate represents the seven-day yield at 8/31/2024.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

U.S. Government Securities Fund	20

Financial statements
Statement of assets and liabilities at August 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $23,130,045)	$22,784,809
Affiliated issuers (cost: $2,701,332)	2,702,154	$25,486,963
Cash		561
Receivables for:
Sales of investments	3,085,421
Sales of fund’s shares	18,256
Dividends and interest	120,960
Variation margin on futures contracts	11,421
Variation margin on centrally cleared swap contracts	7,827	3,243,885
		28,731,409
Liabilities:
Options written, at value (premium received: $1,975)		2,862
Payables for:
Purchases of investments	6,440,651
Repurchases of fund’s shares	7,691
Dividends on fund’s shares	1,181
Investment advisory services	4,437
Services provided by related parties	1,502
Trustees’ deferred compensation	390
Variation margin on futures contracts	27,370
Variation margin on centrally cleared swap contracts	7,889
Other	23	6,491,134
Net assets at August 31, 2024		$22,237,413
Net assets consist of:
Capital paid in on shares of beneficial interest		$25,306,267
Total distributable earnings (accumulated loss)		(3,068,854)
Net assets at August 31, 2024		$22,237,413

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,828,370 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,745,016	225,676	$12.16
Class C	68,784	5,694	12.08
Class T	9	1	12.16
Class F-1	89,823	7,386	12.16
Class F-2	842,460	69,257	12.16
Class F-3	930,912	76,524	12.17
Class 529-A	150,573	12,379	12.16
Class 529-C	6,147	510	12.06
Class 529-E	7,298	600	12.16
Class 529-T	11	1	12.16
Class 529-F-1	9	1	12.16
Class 529-F-2	24,336	2,000	12.17
Class 529-F-3	10	1	12.17
Class R-1	7,622	630	12.09
Class R-2	70,521	5,836	12.08
Class R-2E	7,039	579	12.15
Class R-3	100,750	8,288	12.16
Class R-4	107,084	8,802	12.17
Class R-5E	42,239	3,473	12.16
Class R-5	48,906	4,019	12.17
Class R-6	16,987,864	1,396,713	12.16

Refer to the notes to financial statements.

21	U.S. Government Securities Fund

Financial statements (continued)
Statement of operations for the year ended August 31, 2024

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$790,879
Dividends from affiliated issuers	181,823	$972,702
Fees and expenses*:
Investment advisory services	50,176
Distribution services	9,960
Transfer agent services	6,408
Administrative services	6,099
529 plan services	107
Reports to shareholders	280
Registration statement and prospectus	355
Trustees’ compensation	139
Auditing and legal	257
Custodian	56
Other	37
Total fees and expenses before waiver	73,874
Less waiver of fees and expenses:
Investment advisory services waiver	6,513
Total fees and expenses after waiver		67,361
Net investment income		905,341
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(342,012)
Affiliated issuers	216
Options written	4,294
Futures contracts	(50,416)
Swap contracts	11,388	(376,530)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	725,894
Affiliated issuers	705
Options written	(887)
Futures contracts	67,650
Swap contracts	24,096	817,458
Net realized gain (loss) and unrealized appreciation (depreciation)		440,928
Net increase (decrease) in net assets resulting from operations		$1,346,269
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

U.S. Government Securities Fund	22

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2024	2023

Operations:
Net investment income	$905,341	$565,008
Net realized gain (loss)	(376,530)	(1,251,849)
Net unrealized appreciation (depreciation)	817,458	(65,603)
Net increase (decrease) in net assets resulting from operations	1,346,269	(752,444)
Distributions paid or accrued to shareholders	(906,905)	(569,033)
Net capital share transactions	2,690,953	1,467,509
Total increase (decrease) in net assets	3,130,317	146,032
Net assets:
Beginning of year	19,107,096	18,961,064
End of year	$22,237,413	$19,107,096
Refer to the notes to financial statements.

23	U.S. Government Securities Fund

Notes to financial statements
1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

U.S. Government Securities Fund	24

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

25	U.S. Government Securities Fund

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$12,614,308	$—	$12,614,308
U.S. Treasury bonds & notes	—	8,042,110	—	8,042,110
Federal agency bonds & notes	—	322,844	—	322,844
Short-term securities	2,702,154	1,795,134	—	4,497,288
Options purchased on futures (equity style)	10,413	—	—	10,413
Total	$2,712,567	$22,774,396	$—	$25,486,963

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$29,027	$—	$—	$29,027
Unrealized appreciation on centrally cleared interest rate swaps	—	148,399	—	148,399
Liabilities:
Value of options written	(2,862)	—	—	(2,862)
Unrealized depreciation on futures contracts	(44,960)	—	—	(44,960)
Unrealized depreciation on centrally cleared interest rate swaps	—	(25,209)	—	(25,209)
Total	$(18,795)	$123,190	$—	$104,395
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

U.S. Government Securities Fund	26

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. U.S. government securities are subject to market risk, interest rate risk and credit risk. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in mortgage-related and other asset-backed securities  — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

27	U.S. Government Securities Fund

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

U.S. Government Securities Fund	28

Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $6,652,329,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

29	U.S. Government Securities Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $25,306,114,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $9,056,336,000.

U.S. Government Securities Fund	30

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the year ended, August 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$10,413	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	2,862
Futures	Interest	Unrealized appreciation*	29,027	Unrealized depreciation*	44,960
Swap (centrally cleared)	Interest	Unrealized appreciation*	148,399	Unrealized depreciation*	25,209
			$187,839		$73,031

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(4,863)	Net unrealized appreciation (depreciation) on investments	$3,683
Options written (equity style)	Interest	Net realized gain (loss) on options written	4,294	Net unrealized appreciation (depreciation) on options written	(887)
Futures	Interest	Net realized gain (loss) on futures contracts	(50,416)	Net unrealized appreciation (depreciation) on futures contracts	67,650
Swap	Interest	Net realized gain (loss) on swap contracts	11,388	Net unrealized appreciation (depreciation) on swap contracts	24,096
			$(39,597)		$94,542
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

31	U.S. Government Securities Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended August 31, 2024, the fund reclassified $58,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$7,820
Capital loss carryforward*	(2,805,154)
Gross unrealized appreciation on investments	395,108
Gross unrealized depreciation on investments	(645,191)
Net unrealized appreciation (depreciation) on investments	(250,083)
Cost of investments	25,841,441
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended August 31,
Share class	2024	2023
Class A	$112,840	$80,851
Class C	2,737	2,136
Class T	— †	— †
Class F-1	4,363	3,406
Class F-2	34,759	22,249
Class F-3	38,256	24,505
Class 529-A	6,173	4,303
Class 529-C	234	170
Class 529-E	295	212
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	1,001	683
Class 529-F-3	— †	— †
Class R-1	255	144
Class R-2	2,516	1,647
Class R-2E	256	196
Class R-3	3,942	2,575
Class R-4	4,474	2,845
Class R-5E	1,716	1,196
Class R-5	2,135	1,456
Class R-6	690,953	420,459
Total	$906,905	$569,033
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

U.S. Government Securities Fund	32

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.155% on the first $15 billion of daily net assets and decreasing to 0.120% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the year ended August 31, 2024, CRMC waived investment advisory services fees of $6,513,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $50,176,000, which were equivalent to an annualized rate of 0.247% of average daily net assets, were reduced to $43,663,000, which were equivalent to an annualized rate of 0.215% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

33	U.S. Government Securities Fund

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2024, the 529 plan services fees were $107,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.
For the year ended August 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$7,030	$4,308	$821	Not applicable
Class C	796	123	24	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	262	205	32	Not applicable
Class F-2	Not applicable	858	236	Not applicable
Class F-3	Not applicable	3	253	Not applicable
Class 529-A	338	216	45	$86
Class 529-C	67	10	2	4
Class 529-E	37	6	2	4
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	18	7	13
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	73	6	2	Not applicable
Class R-2	544	242	22	Not applicable
Class R-2E	41	14	2	Not applicable
Class R-3	507	150	30	Not applicable
Class R-4	265	106	32	Not applicable
Class R-5E	Not applicable	60	12	Not applicable
Class R-5	Not applicable	26	14	Not applicable
Class R-6	Not applicable	57	4,563	Not applicable

Total class-specific expenses	$9,960	$6,408	$6,099	$107
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $139,000 in the fund’s statement of operations reflects $86,000 in current fees (either paid in cash or deferred) and a net increase of $53,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2024.

U.S. Government Securities Fund	34

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2024
Class A	$368,630	31,063	$110,990	9,379	$(664,335)	(56,150)	$(184,715)	(15,708)
Class C	14,408	1,224	2,675	228	(46,903)	(3,995)	(29,820)	(2,543)
Class T	—	—	—	—	—	—	—	—
Class F-1	21,527	1,832	4,284	362	(57,919)	(4,933)	(32,108)	(2,739)
Class F-2	433,843	36,816	32,620	2,754	(387,649)	(32,783)	78,814	6,787
Class F-3	362,690	30,635	36,542	3,085	(289,875)	(24,455)	109,357	9,265
Class 529-A	40,248	3,387	6,138	519	(50,847)	(4,273)	(4,461)	(367)
Class 529-C	2,771	234	233	20	(4,655)	(396)	(1,651)	(142)
Class 529-E	1,015	86	294	25	(2,308)	(195)	(999)	(84)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	8,119	685	995	84	(8,431)	(705)	683	64
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	2,886	250	254	21	(2,588)	(221)	552	50
Class R-2	15,754	1,337	2,492	212	(26,166)	(2,227)	(7,920)	(678)
Class R-2E	1,658	140	255	21	(2,843)	(239)	(930)	(78)
Class R-3	28,839	2,435	3,906	330	(37,626)	(3,177)	(4,881)	(412)
Class R-4	37,502	3,164	4,439	375	(43,031)	(3,626)	(1,090)	(87)
Class R-5E	9,926	835	1,710	144	(10,098)	(855)	1,538	124
Class R-5	13,809	1,160	2,116	179	(17,848)	(1,501)	(1,923)	(162)
Class R-6	2,930,797	246,751	690,817	58,338	(851,107)	(71,912)	2,770,507	233,177
Total net increase (decrease)	$4,294,422	362,034	$900,760	76,076	$(2,504,229)	(211,643)	$2,690,953	226,467
Refer to the end of the table for footnotes.

35	U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2023
Class A	$449,056	36,454	$79,504	6,487	$(749,011)	(61,018)	$(220,451)	(18,077)
Class C	17,039	1,392	2,100	172	(42,711)	(3,499)	(23,572)	(1,935)
Class T	—	—	—	—	—	—	—	—
Class F-1	54,430	4,394	3,349	273	(59,912)	(4,902)	(2,133)	(235)
Class F-2	587,725	47,513	20,356	1,662	(564,084)	(45,994)	43,997	3,181
Class F-3	375,202	30,393	23,566	1,924	(417,557)	(33,781)	(18,789)	(1,464)
Class 529-A	32,297	2,631	4,288	350	(49,609)	(4,050)	(13,024)	(1,069)
Class 529-C	3,518	288	169	14	(5,037)	(414)	(1,350)	(112)
Class 529-E	1,885	154	211	18	(2,331)	(191)	(235)	(19)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	8,191	669	679	54	(7,852)	(640)	1,018	83
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,033	85	144	12	(972)	(80)	205	17
Class R-2	20,507	1,682	1,631	134	(27,739)	(2,274)	(5,601)	(458)
Class R-2E	3,387	276	195	16	(4,394)	(361)	(812)	(69)
Class R-3	34,891	2,832	2,555	209	(40,208)	(3,277)	(2,762)	(236)
Class R-4	41,064	3,341	2,833	231	(35,700)	(2,911)	8,197	661
Class R-5E	13,286	1,078	1,189	97	(10,870)	(888)	3,605	287
Class R-5	23,981	1,952	1,439	117	(18,233)	(1,486)	7,187	583
Class R-6	2,922,267	238,221	418,076	34,125	(1,648,314)	(134,946)	1,692,029	137,400
Total net increase (decrease)	$4,589,759	373,355	$562,284	45,895	$(3,684,534)	(300,712)	$1,467,509	118,538
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $103,688,376,000 and $102,824,125,000, respectively, during the year ended August 31, 2024.
11. Ownership concentration

At August 31, 2024, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11% and 11%, respectively. CRMC is the investment adviser to the two target date funds.

U.S. Government Securities Fund	36

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2024	$11.93	$.49	$.23	$.72	$(.49 )	$—	$(.49 )	$12.16	6.21%	$2,745	.70%	.66%	4.12%
8/31/2023	12.78	.32	(.84 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.13)	2,879.65		.65	2.62
8/31/2022	14.21	.28	(1.40)	(1.12)	(.31 )	—	(.31 )	12.78	(7.98)	3,317.61		.61	2.08
8/31/2021	14.95	.09	(.15 )	(.06 )	(.12 )	(.56 )	(.68 )	14.21	(.37 )	4,038.61		.61	.61
8/31/2020	14.10	.13	1.06	1.19	(.19 )	(.15 )	(.34 )	14.95	8.61	4,311.65		.65	.87
Class C:
8/31/2024	11.85	.40	.23	.63	(.40 )	—	(.40 )	12.08	5.46	69	1.42	1.39	3.39
8/31/2023	12.70	.23	(.84 )	(.61 )	(.24 )	—	(.24 )	11.85	(4.82)	98	1.38	1.38	1.85
8/31/2022	14.14	.18	(1.40)	(1.22)	(.22 )	—	(.22 )	12.70	(8.65)	129	1.35	1.35	1.30
8/31/2021	14.90	(.02 )	(.13 )	(.15 )	(.05 )	(.56 )	(.61 )	14.14	(1.11)	176	1.31	1.31	(.11 )
8/31/2020	14.06	.03	1.06	1.09	(.10 )	(.15 )	(.25 )	14.90	7.95	213	1.34	1.34	.20
Class T:
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.53 [5]	— [6]	.39 [5]	.35 [5]	4.42 [5]
8/31/2023	12.78	.37	(.85 )	(.48 )	(.37 )	—	(.37 )	11.93	(3.80)[5]	— [6]	.31 [5]	.31 [5]	2.98 [5]
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.74)[5]	— [6]	.36 [5]	.36 [5]	2.37 [5]
8/31/2021	14.95	.13	(.15 )	(.02 )	(.16 )	(.56 )	(.72 )	14.21	(.11 )[5]	— [6]	.35 [5]	.35 [5]	.89 [5]
8/31/2020	14.09	.18	1.06	1.24	(.23 )	(.15 )	(.38 )	14.95	8.99 [5]	— [6]	.37 [5]	.37 [5]	1.21 [5]
Class F-1:
8/31/2024	11.93	.48	.24	.72	(.49 )	—	(.49 )	12.16	6.19	90.72		.69	4.09
8/31/2023	12.78	.33	(.85 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.14)	121.66		.66	2.65
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30 )	—	(.30 )	12.78	(8.01)	132.65		.65	2.08
8/31/2021	14.95	.07	(.13 )	(.06 )	(.12 )	(.56 )	(.68 )	14.21	(.38 )	142.62		.62	.46
8/31/2020	14.10	.14	1.06	1.20	(.20 )	(.15 )	(.35 )	14.95	8.65	315.61		.61	.96
Class F-2:
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.63	842.39		.36	4.42
8/31/2023	12.78	.36	(.85 )	(.49 )	(.36 )	—	(.36 )	11.93	(3.85)	745.36		.36	2.94
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.73)	758.35		.35	2.36
8/31/2021	14.95	.13	(.14 )	(.01 )	(.17 )	(.56 )	(.73 )	14.21	(.09 )	866.32		.32	.91
8/31/2020	14.10	.17	1.07	1.24	(.24 )	(.15 )	(.39 )	14.95	8.95	844.34		.34	1.20
Class F-3:
8/31/2024	11.93	.54	.24	.78	(.54 )	—	(.54 )	12.17	6.74	931.28		.25	4.53
8/31/2023	12.79	.37	(.85 )	(.48 )	(.38 )	—	(.38 )	11.93	(3.82)	802.25		.25	3.01
8/31/2022	14.22	.36	(1.43)	(1.07)	(.36 )	—	(.36 )	12.79	(7.56)	879.24		.24	2.64
8/31/2021	14.95	.15	(.14 )	.01	(.18 )	(.56 )	(.74 )	14.22	.02	718.21		.21	1.05
8/31/2020	14.10	.18	1.07	1.25	(.25 )	(.15 )	(.40 )	14.95	9.06	629.23		.23	1.26
Class 529-A:
8/31/2024	11.93	.49	.23	.72	(.49 )	—	(.49 )	12.16	6.20	151.71		.68	4.11
8/31/2023	12.78	.32	(.84 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.14)	152.67		.67	2.61
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30 )	—	(.30 )	12.78	(8.00)	177.63		.63	2.06
8/31/2021	14.95	.09	(.14 )	(.05 )	(.13 )	(.56 )	(.69 )	14.21	(.36 )	216.60		.60	.62
8/31/2020	14.10	.13	1.06	1.19	(.19 )	(.15 )	(.34 )	14.95	8.63	246.63		.63	.89
Refer to the end of the table for footnotes.

37	U.S. Government Securities Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2024	$11.83	$.39	$.24	$.63	$(.40 )	$—	$(.40 )	$12.06	5.43%	$6	1.45%	1.42%	3.36%
8/31/2023	12.68	.22	(.83 )	(.61 )	(.24 )	—	(.24 )	11.83	(4.88)	8	1.44	1.44	1.81
8/31/2022	14.12	.17	(1.39)	(1.22)	(.22 )	—	(.22 )	12.68	(8.70)	10	1.40	1.40	1.22
8/31/2021	14.89	(.02 )	(.14 )	(.16 )	(.05 )	(.56 )	(.61 )	14.12	(1.10)	14	1.34	1.34	(.14 )
8/31/2020	14.05	.03	1.06	1.09	(.10 )	(.15 )	(.25 )	14.89	7.87	18	1.37	1.37	.23
Class 529-E:
8/31/2024	11.92	.46	.24	.70	(.46 )	—	(.46 )	12.16	6.08	7.91		.87	3.91
8/31/2023	12.78	.30	(.86 )	(.56 )	(.30 )	—	(.30 )	11.92	(4.43)	8.88		.88	2.41
8/31/2022	14.21	.25	(1.40)	(1.15)	(.28 )	—	(.28 )	12.78	(8.18)	9.85		.85	1.81
8/31/2021	14.95	.06	(.15 )	(.09 )	(.09 )	(.56 )	(.65 )	14.21	(.58 )	12.82		.82	.39
8/31/2020	14.10	.10	1.06	1.16	(.16 )	(.15 )	(.31 )	14.95	8.40	14.85		.85	.68
Class 529-T:
8/31/2024	11.92	.51	.24	.75	(.51 )	—	(.51 )	12.16	6.52 [5]	— [6]	.49 [5]	.46 [5]	4.32 [5]
8/31/2023	12.78	.36	(.86 )	(.50 )	(.36 )	—	(.36 )	11.92	(3.94)[5]	— [6]	.36 [5]	.36 [5]	2.93 [5]
8/31/2022	14.21	.32	(1.42)	(1.10)	(.33 )	—	(.33 )	12.78	(7.79)[5]	— [6]	.40 [5]	.40 [5]	2.33 [5]
8/31/2021	14.95	.12	(.15 )	(.03 )	(.15 )	(.56 )	(.71 )	14.21	(.16 )[5]	— [6]	.40 [5]	.40 [5]	.84 [5]
8/31/2020	14.09	.17	1.06	1.23	(.22 )	(.15 )	(.37 )	14.95	8.93 [5]	— [6]	.43 [5]	.43 [5]	1.15 [5]
Class 529-F-1:
8/31/2024	11.93	.51	.23	.74	(.51 )	—	(.51 )	12.16	6.40 [5]	— [6]	.51 [5]	.48 [5]	4.29 [5]
8/31/2023	12.78	.35	(.85 )	(.50 )	(.35 )	—	(.35 )	11.93	(3.96)[5]	— [6]	.48 [5]	.48 [5]	2.82 [5]
8/31/2022	14.21	.31	(1.41)	(1.10)	(.33 )	—	(.33 )	12.78	(7.83)[5]	— [6]	.46 [5]	.46 [5]	2.28 [5]
8/31/2021	14.95	.08	(.11 )	(.03 )	(.15 )	(.56 )	(.71 )	14.21	(.17 )[5]	— [6]	.35 [5]	.35 [5]	.52 [5]
8/31/2020	14.10	.16	1.07	1.23	(.23 )	(.15 )	(.38 )	14.95	8.87	28.40		.40	1.14
Class 529-F-2:
8/31/2024	11.93	.52	.24	.76	(.52 )	—	(.52 )	12.17	6.59	24.42		.39	4.39
8/31/2023	12.79	.37	(.86 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.90)	23.33		.33	2.97
8/31/2022	14.22	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.79	(7.74)	24.36		.36	2.38
8/31/2021[7,8]	14.89	.11	(.09 )	.02	(.13 )	(.56 )	(.69 )	14.22	.18 [9]	27	.38 [10]	.38 [10]	.94 [10]
Class 529-F-3:
8/31/2024	11.93	.53	.24	.77	(.53 )	—	(.53 )	12.17	6.69	— [6]	.33	.29	4.48
8/31/2023	12.79	.37	(.86 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.88)	— [6]	.31	.31	2.99
8/31/2022	14.22	.33	(1.41)	(1.08)	(.35 )	—	(.35 )	12.79	(7.68)	— [6]	.30	.30	2.44
8/31/2021[7,8]	14.89	.12	(.08 )	.04	(.15 )	(.56 )	(.71 )	14.22	.25 [9]	— [6]	.36 [10]	.29 [10]	1.04 [10]
Class R-1:
8/31/2024	11.86	.41	.23	.64	(.41 )	—	(.41 )	12.09	5.52	8	1.36	1.33	3.45
8/31/2023	12.71	.24	(.84 )	(.60 )	(.25 )	—	(.25 )	11.86	(4.77)	7	1.33	1.33	1.98
8/31/2022	14.15	.19	(1.40)	(1.21)	(.23 )	—	(.23 )	12.71	(8.62)	7	1.31	1.31	1.37
8/31/2021	14.91	— [11]	(.15 )	(.15 )	(.05 )	(.56 )	(.61 )	14.15	(1.02)	10	1.28	1.28	(.01 )
8/31/2020	14.07	.04	1.05	1.09	(.10 )	(.15 )	(.25 )	14.91	7.87	9	1.34	1.34	.26
Refer to the end of the table for footnotes.

U.S. Government Securities Fund	38

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2024	$11.85	$.41	$.23	$.64	$(.41 )	$—	$(.41 )	$12.08	5.61%	$70	1.36%	1.33%	3.45%
8/31/2023	12.71	.24	(.85 )	(.61 )	(.25 )	—	(.25 )	11.85	(4.86)	77	1.34	1.34	1.94
8/31/2022	14.15	.19	(1.40)	(1.21)	(.23 )	—	(.23 )	12.71	(8.62)	89	1.32	1.32	1.37
8/31/2021	14.91	(.01 )	(.14 )	(.15 )	(.05 )	(.56 )	(.61 )	14.15	(1.04)	107	1.30	1.30	(.09 )
8/31/2020	14.06	.03	1.07	1.10	(.10 )	(.15 )	(.25 )	14.91	7.97	128	1.32	1.32	.23
Class R-2E:
8/31/2024	11.92	.44	.23	.67	(.44 )	—	(.44 )	12.15	5.80	7	1.09	1.06	3.73
8/31/2023	12.77	.27	(.84 )	(.57 )	(.28 )	—	(.28 )	11.92	(4.51)	8	1.06	1.06	2.23
8/31/2022	14.21	.22	(1.41)	(1.19)	(.25 )	—	(.25 )	12.77	(8.40)	9	1.05	1.05	1.60
8/31/2021	14.95	.03	(.14 )	(.11 )	(.07 )	(.56 )	(.63 )	14.21	(.75 )	12	1.02	1.02	.19
8/31/2020	14.10	.05	1.09	1.14	(.14 )	(.15 )	(.29 )	14.95	8.19	12	1.04	1.04	.45
Class R-3:
8/31/2024	11.92	.46	.24	.70	(.46 )	—	(.46 )	12.16	6.06	101.93		.90	3.89
8/31/2023	12.78	.29	(.85 )	(.56 )	(.30 )	—	(.30 )	11.92	(4.45)	104.91		.90	2.38
8/31/2022	14.21	.25	(1.41)	(1.16)	(.27 )	—	(.27 )	12.78	(8.21)	114.89		.89	1.80
8/31/2021	14.95	.05	(.14 )	(.09 )	(.09 )	(.56 )	(.65 )	14.21	(.62 )	137.87		.87	.34
8/31/2020	14.09	.09	1.08	1.17	(.16 )	(.15 )	(.31 )	14.95	8.41	159.91		.91	.63
Class R-4:
8/31/2024	11.93	.50	.24	.74	(.50 )	—	(.50 )	12.17	6.37	107.63		.60	4.19
8/31/2023	12.79	.33	(.86 )	(.53 )	(.33 )	—	(.33 )	11.93	(4.15)	106.60		.60	2.72
8/31/2022	14.22	.29	(1.41)	(1.12)	(.31 )	—	(.31 )	12.79	(7.95)	105.59		.59	2.11
8/31/2021	14.95	.09	(.13 )	(.04 )	(.13 )	(.56 )	(.69 )	14.22	(.25 )	129.56		.56	.62
8/31/2020	14.10	.14	1.06	1.20	(.20 )	(.15 )	(.35 )	14.95	8.69	179.58		.58	.98
Class R-5E:
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.49	42.43		.40	4.38
8/31/2023	12.78	.36	(.85 )	(.49 )	(.36 )	—	(.36 )	11.93	(3.89)	40.41		.40	2.94
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.77)	39.39		.39	2.35
8/31/2021	14.95	.15	(.17 )	(.02 )	(.16 )	(.56 )	(.72 )	14.21	(.12 )	40.36		.36	1.08
8/31/2020	14.09	.15	1.09	1.24	(.23 )	(.15 )	(.38 )	14.95	8.98	16.37		.37	1.00
Class R-5:
8/31/2024	11.93	.53	.24	.77	(.53 )	—	(.53 )	12.17	6.68	49.34		.30	4.48
8/31/2023	12.79	.38	(.87 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.87)	50.31		.31	3.06
8/31/2022	14.22	.32	(1.40)	(1.08)	(.35 )	—	(.35 )	12.79	(7.68)	46.29		.29	2.32
8/31/2021	14.95	.14	(.14 )	— [11]	(.17 )	(.56 )	(.73 )	14.22	(.03 )	64.27		.27	.96
8/31/2020	14.10	.19	1.05	1.24	(.24 )	(.15 )	(.39 )	14.95	9.08	68.28		.28	1.31
Class R-6:
8/31/2024	11.93	.54	.23	.77	(.54 )	—	(.54 )	12.16	6.65	16,988.28		.25	4.53
8/31/2023	12.78	.38	(.85 )	(.47 )	(.38 )	—	(.38 )	11.93	(3.75)	13,879.26		.25	3.09
8/31/2022	14.21	.33	(1.40)	(1.07)	(.36 )	—	(.36 )	12.78	(7.64)	13,117.24		.24	2.46
8/31/2021	14.95	.15	(.15 )	— [11]	(.18 )	(.56 )	(.74 )	14.21	.03	16,161.21		.21	1.07
8/31/2020	14.10	.20	1.05	1.25	(.25 )	(.15 )	(.40 )	14.95	9.07	12,011.23		.23	1.36
Refer to the end of the table for footnotes.

39	U.S. Government Securities Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Year ended August 31,
	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	50%	95%	73%	96%	133%
Including mortgage dollar roll transactions	570%	795%	488%	631%	720%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees and reimbursed a portion of transfer agent services fees for certain share classes.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Amount less than $.01.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

U.S. Government Securities Fund	40

Report of Independent Registered Public Accounting Firm

To the shareholders of U.S. Government Securities Fund and the Board of Trustees of The American Funds Income Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of U.S. Government Securities Fund (the “Fund”), the fund constituting The American Funds Income Series, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
October 14, 2024
We have served as the auditor of one or more American Funds investment companies since 1956.

41	U.S. Government Securities Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2024:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$436,539,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

U.S. Government Securities Fund	42

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

43	U.S. Government Securities Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

U.S. Government Securities Fund	44

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

45	U.S. Government Securities Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Income Series

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2024

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: October 31, 2024